SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of basic and diluted net income per ordinary share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(23,432,428)	$(7,914,338)	$(47,576,985)	$(29,170,736)
Dividend	(573,562)	(529,770)	(1,675,090)	(1,541,762)
Earnings available for common units	$(24,005,990)	$(8,444,108)	$(49,252,075)	$(30,712,498)
Denominator:
Weighted average common units outstanding (basic)	318,340,442	64,319,210	318,340,442	64,024,061
Dilutive effect of potential membership units	—	—	—	—
Weighted average common units outstanding (diluted)	318,340,442	64,319,210	318,340,442	64,024,061
Basic earnings per unit	$(0.08)	$(0.13)	$(0.15)	$(0.48)
Diluted earnings per unit	$(0.08)	$(0.13)	$(0.15)	$(0.48)

	Year Ended December 31,
	2023	2022
Numerator:
Net (loss)	$(35,532,791)	$(15,279,488)
Dividend	(2,082,277)	(1,927,830)
Earnings available for common units	$(37,615,068)	$(17,207,318)
Denominator:
Weighted average common units outstanding (basic)	188,579,085	67,134,921
Dilutive effect of potential membership units	—	—
Weighted average common units outstanding (diluted)	188,579,085	67,134,921
Basic earnings per unit	$(0.20)	$(0.26)
Diluted earnings per unit	$(0.20)	$(0.26)

Mars Acquisition Corporation
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of basic and diluted net income per ordinary share

Ordinary shares subject to possible redemption:

	For the year ended September 30,
	2024	2023
Numerator:
Allocation of net income	$731,476	$1,137,785
Denominator
Basic and diluted weighted average shares outstanding	3,674,456	4,272,329

Basic and diluted net income (loss) per share	$0.20	$0.27

Ordinary shares not subject to possible redemption:

	For the year ended September 30,
	2024	2023
Numerator:
Allocation of net income	$266,360	$548,453
Denominator
Basic and diluted weighted average shares outstanding	2,392,000	2,059,414

Basic and diluted net income per share	$0.11	$0.27